Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2017	-	-
Granted	16,170	23.50
Vested	(5,390)	23.50
Forfeited or expired	-	-
Outstanding at December 31, 2018	10,780	$23.50
Granted	574,779	8.70
Vested	(196,983)	9.10
Forfeited or expired	-	-
Outstanding at December 31, 2019	388,576	8.90
Granted	67,225	4.76
Vested	(355,702)	8.74
Forfeited or expired	-	-
Outstanding at December 31, 2020	100,099	$6.71